8 Financial investments (Tables)	12 Months Ended
Dec. 31, 2020
Financial investments [abstract]
Schedule of financial investments

The Company has financial investments in CDB, with daily liquidity, which it does not intend to use in the next three months, as shown below:

December 31, 2020
Banco BV	253,066
Banco Itaú S/A	354,296
Banco Bradesco S/A	506,136
Banco BTG Pactual S/A	354,299
Banco do Brasil S/A	1,943,349
3,411,146